UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07489
Oppenheimer International Growth Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: November 30
Date of reporting period: 05/31/2009

Item 1. Reports to Stockholders.

May 31, 2009

Oppenheimer

International Growth Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

May 31, 2009 Oppenheimer International Growth Fund Management Commentaries and Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Manager SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS
12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/25/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions
15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FUND EXPENSES Continued
described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	December 1, 2008	May 31, 2009	May 31, 2009

Class A	$1,000.00	$1,208.40	$7.34
Class B	1,000.00	1,203.60	11.70
Class C	1,000.00	1,203.20	11.53
Class N	1,000.00	1,206.50	8.67
Class Y	1,000.00	1,211.10	4.64

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.30	6.71
Class B	1,000.00	1,014.36	10.70
Class C	1,000.00	1,014.51	10.55
Class N	1,000.00	1,017.10	7.93
Class Y	1,000.00	1,020.74	4.24
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.33%
Class B	2.12
Class C	2.09
Class N	1.57
Class Y	0.84
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

	Shares	Value

Common Stocks—88.8%
Consumer Discretionary—11.1%
Automobiles—2.0%
Bayerische Motoren Werke (BMW) AG	156,248	$5,621,356
Honda Motor Co.	704,246	20,442,954
Toyota Motor Corp.	536,352	21,447,325

		47,511,635

Diversified Consumer Services—0.3%
Dignity plc	916,910	8,484,580
Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	586,460	14,919,542
Enterprise Inns plc	3,096,290	7,475,391
William Hill plc	4,526,748	15,651,990

		38,046,923

Household Durables—0.5%
SEB SA	278,503	11,156,826
Media—1.9%
British Sky Broadcasting Group plc	1,392,478	10,046,014
Grupo Televisa SA, Sponsored GDR	664,940	11,822,633
Vivendi SA	552,947	14,598,036
Zee Entertainment Enterprises Ltd.	2,678,500	9,676,963

		46,143,646

Multiline Retail—0.3%
Pinault-Printemps-Redoute SA	73,380	6,210,318
Specialty Retail—1.4%
Hennes & Mauritz AB, Cl. B	235,185	11,204,466
Industria de Diseno Textil SA	488,340	22,039,754

		33,244,220

Textiles, Apparel & Luxury Goods—3.1%
Burberry Group plc	3,206,843	20,025,172
Compagnie Financiere Richemont SA, Cl. A	484,582	10,607,854
Luxottica Group SpA[1]	662,150	13,788,360
LVMH Moet Hennessey Louis Vuitton	184,410	15,331,186
Swatch Group AG (The), Cl. B	82,107	13,686,073

		73,438,645

Consumer Staples—5.7%
Beverages—1.9%
C&C Group plc	3,735,126	11,918,340
Heineken NV	280,195	9,974,143
Pernod-Ricard SA	384,473	24,029,497

		45,921,980

Food & Staples Retailing—0.6%
Woolworths Ltd.	634,332	12,878,677
Food Products—2.3%
Aryzta AG1	210,273	6,222,726
Barry Callebaut AG	58,120	31,704,576
Nestle SA	349,267	12,658,394
Unilever plc	145,400	3,428,688

		54,014,384

Household Products—0.6%
Reckitt Benckiser Group plc	336,419	14,567,100
Personal Products—0.3%
L’Oreal SA	96,233	7,589,967
Energy—5.5%
Energy Equipment & Services—1.5%
Saipem SpA	313,900	8,016,189
Technip SA	539,092	26,710,246

		34,726,435

Oil, Gas & Consumable Fuels—4.0%
BG Group plc	2,204,527	40,400,400
BP plc, ADR	378,795	18,750,353
Total SA	428,844	24,823,132
Tsakos Energy Navigation Ltd.	497,650	11,217,031

		95,190,916
F1 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Financials—8.5%
Capital Markets—4.2%
3i Group plc	1,407,670	$5,591,788
BinckBank NV	281,900	3,641,048
Collins Stewart plc	12,150,758	15,008,553
Credit Suisse Group AG	294,953	13,199,507
ICAP plc	4,423,002	28,424,197
Reinet Investments SCA[1]	54,825	663,220
Swissquote Group Holding SA	48,061	2,581,379
Tullett Prebon plc	6,232,818	29,963,414

		99,073,106

Commercial Banks—0.4%
ICICI Bank Ltd., Sponsored ADR	343,790	10,705,621
Insurance—2.9%
Allianz SE	63,169	6,229,061
AMP Ltd.	1,905,976	7,457,346
Prudential plc	2,992,775	20,887,252
QBE Insurance Group Ltd.	2,132,802	33,402,773

		67,976,432

Real Estate Management & Development—0.4%
Solidere, GDR[2]	74,732	1,349,802
Solidere, GDR[2,3]	501,025	9,049,464

		10,399,266

Thrifts & Mortgage Finance—0.6%
Housing Development Finance Corp. Ltd.	128,000	5,921,443
Paragon Group Cos. plc	5,650,372	7,336,424

		13,257,867

Health Care—15.7%
Biotechnology—2.9%
CSL Ltd.	1,035,300	24,211,725
Grifols SA	1,087,900	19,578,386
Marshall Edwards, Inc.[1,4,5]	2,824,863	2,344,636
Marshall Edwards, Inc., Legend Shares[1,3,5]	1,565,438	1,299,314
NeuroSearch AS1	686,367	13,345,811
NicOx SA1	389,140	4,945,080
Santhera Pharmaceuticals[1]	113,239	3,128,442

		68,853,394

Health Care Equipment & Supplies—6.7%
DiaSorin SpA	888,034	22,578,606
Essilor International SA	354,376	16,289,493
Nobel Biocare Holding AG	182,387	4,231,672
Smith & Nephew plc	1,827,130	13,325,926
Sonova Holding AG	196,187	14,459,559
Straumann Holding AG	85,497	16,079,681
Synthes, Inc.	424,369	43,517,892
Terumo Corp.	395,980	16,639,196
William Demant Holding AS1	238,805	13,488,956

		160,610,981

Health Care Providers & Services—2.0%
Sonic Healthcare Ltd.	5,004,894	47,721,773
Health Care Technology—0.1%
Ortivus AB, Cl. B1,5	1,638,150	1,233,971
Life Sciences Tools & Services—0.4%
Art Advanced Research Technologies, Inc.[1,4,5]	1,901,125	139,308
Art Advanced Research Technologies, Inc.[1,5]	1,721,500	126,146
Art Advanced Research Technologies, Inc., Legend Shares[1,4,5]	6,078,506	445,414
Art Advanced Research Technologies, Inc., Series 1[1,5]	3,124,013	228,918
F2 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Shares	Value

Life Sciences Tools & Services Continued
Art Advanced Research Technologies, Inc., Series 2[1,5]	976,420	$71,549
BTG plc[1]	3,343,621	8,328,470
Tyrian Diagnostics Ltd.[1,4,5]	29,874,634	717,795

		10,057,600

Pharmaceuticals—3.6%
Astellas Pharma, Inc.	163,105	5,529,273
GlaxoSmithKline plc	226,259	3,810,601
Novogen Ltd.[1,5]	7,633,456	4,921,458
Oxagen Ltd.[1,4,5]	214,287	2,143
Roche Holding AG	256,825	35,019,404
Sanofi-Aventis SA	238,377	15,147,939
Shionogi & Co. Ltd.	552,200	10,895,634
Takeda Pharmaceutical Co. Ltd.	249,050	9,854,308

		85,180,760

Industrials—17.0%
Aerospace & Defense—1.0%
Empresa Brasileira de Aeronautica SA	3,659,446	17,519,812
European Aeronautic Defense & Space Co.[1]	286,620	4,701,628

		22,221,440

Air Freight & Logistics—0.2%
Toll Holdings Ltd.	963,295	5,468,440
Commercial Services & Supplies—5.3%
Aggreko plc	2,379,940	22,673,023
Capita Group plc	5,154,631	59,796,819
Experian plc	2,779,010	20,578,553
Prosegur Compania de Seguridad SA	722,655	22,034,187

		125,082,582

Construction & Engineering—2.0%
Koninklijke Boskalis Westminster NV	194,578	4,855,671
Leighton Holdings Ltd.	359,290	6,593,737
Maire Tecnimont SpA	3,123,154	9,249,293
Outotec OYJ	273,900	6,940,174
Trevi Finanziaria SpA	952,181	11,239,263
Vinci SA	150,781	7,259,614

		46,137,752

Electrical Equipment—4.3%
ABB Ltd.	2,611,919	43,047,845
Alstom	531,400	33,755,948
Ceres Power Holdings plc[1,5]	5,141,121	15,414,223
Ushio, Inc.	695,950	10,366,714

		102,584,730

Industrial Conglomerates—1.2%
Koninklijke (Royal) Philips Electronics NV	560,610	10,565,806
Siemens AG	254,564	18,694,336

		29,260,142

Machinery—1.5%
Aalberts Industries NV	3,053,737	30,227,947
Demag Cranes AG	233,323	5,714,740

		35,942,687

Trading Companies & Distributors—1.5%
Bunzl plc	3,431,259	28,311,908
Wolseley plc[1]	460,830	7,818,610

		36,130,518

Information Technology—20.1%
Communications Equipment—3.7%
Tandberg ASA	2,643,505	43,986,155
Telefonaktiebolaget LM Ericsson, B Shares	4,682,686	43,689,392

		87,675,547

Computers & Peripherals—0.0%
Logitech International SA1	71,498	1,018,387
F3 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Electronic Equipment & Instruments—5.5%
Hoya Corp.	1,166,910	$24,446,367
Ibiden Co. Ltd.	369,283	10,618,674
Keyence Corp.	153,201	31,900,796
Nidec Corp.	708,285	40,729,666
Nippon Electric Glass Co. Ltd.	592,475	5,756,850
Omron Corp.	497,118	7,638,629
Phoenix Mecano AG	31,377	8,719,915

		129,810,897

Internet Software & Services—1.7%
United Internet AG1	1,064,932	13,541,733
Yahoo! Japan Corp.	98,368	26,181,911

		39,723,644

IT Services—1.4%
Infosys Technologies Ltd.	984,578	33,676,719
Office Electronics—1.0%
Canon, Inc.	693,860	23,036,314
Software—6.8%
Autonomy Corp. plc[1]	3,026,519	75,821,854
Compugroup Holding AG1	766,645	4,346,085
Nintendo Co. Ltd.	125,919	34,208,837
Sage Group plc (The)	2,775,340	8,588,213
SAP AG	436,019	18,823,455
Square Enix Holdings Co. Ltd.	206,174	4,554,957
Temenos Group AG1	997,720	15,685,822

		162,029,223

Materials—3.9%
Chemicals—1.6%
Filtrona plc	5,220,809	10,721,991
Nufarm Ltd.	1,577,590	15,572,735
Sika AG	10,264	10,573,516

		36,868,242

Metals & Mining—2.3%
Impala Platinum Holdings Ltd.	1,482,220	35,956,317
Rio Tinto plc	436,596	19,758,668

		55,714,985

Telecommunication Services—1.0%
Wireless Telecommunication Services—1.0%
KDDI Corp.	2,567	13,416,940
Vodafone Group plc	5,197,618	9,781,326

		23,198,266

Utilities—0.3%
Electric Utilities—0.3%
Fortum Oyj	337,580	8,294,063

Total Common Stocks (Cost $2,068,325,690)		2,108,071,601

Preferred Stocks—2.1%
Art Advanced Research Technologies, Inc., Series 4, Legend Shares[1,5]	8,304,084	608,497
Art Advanced Research Technologies, Inc., Series 5, Legend Shares[1,5]	7,080,531	518,839
Ceres, Inc.:
Cv., Series C1,4,5	600,000	3,900,000
Cv., Series C-1[1,4,5]	64,547	419,556
Cv., Series D1,4,5	459,800	2,988,700
Cv., Series F1,4,5	1,900,000	12,350,000
Vale SA, ADR, Preference	1,796,300	29,153,941

Total Preferred Stocks (Cost $28,617,750)		49,939,533

F4 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Units	Value

Rights, Warrants and Certificates—0.2%
3i Group plc Rts., Strike Price 1.35GBP, Exp. 6/11/09[1]	1,809,861	$3,071,527
Ceres, Inc., Cv. Series F Wts., Strike Price $6.50, Exp. 9/6/15[1,4,5]	380,000	—
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp. 8/6/12[1,5]	55,000	172,512
Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp. 7/11/10[1,5]	355,403	179,509

Total Rights, Warrants and Certificates (Cost $6,016,473)		3,423,548

	Shares	Value

Investment Companies—8.7%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.09%[6]	1,465,718	$1,465,718
Oppenheimer Institutional Money Market Fund, Cl. E, 0.60% [5,6]	205,793,822	205,793,822

Total Investment Companies (Cost $207,259,540)		207,259,540

Total Investments, at Value (Cost $2,310,219,453)	99.8%	2,368,694,222
Other Assets
Net of Liabilities	0.2	5,482,984

Net Assets	100.0%	$2,374,177,206

Footnotes to Statement of Investments
Strike price is reported in U.S. Dollars, except for those denoted in the following foreign currency: GBP British Pound Sterling

1.	Non-income producing security.

2.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,348,778 or 0.44% of the Fund’s net assets as of May 31, 2009.

4.	Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of May 31, 2009 was $23,307,552, which represents 0.98% of the Fund’s net assets, of which $9,794,343 is considered restricted. See Note 6 of accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Art Advanced Research Technologies, Inc.	6/19/01	$7,500,000	$139,308	$(7,360,692)
Ceres, Inc., Cv., Series C	1/6/99	2,400,000	3,900,000	1,500,000
Ceres, Inc., Cv., Series C-1	2/6/01-3/21/06	258,188	419,556	161,368
Ceres, Inc., Cv., Series D	3/15/01-3/9/06	2,758,800	2,988,700	229,900
Marshall Edwards, Inc.	5/6/02-9/26/08	9,269,925	2,344,636	(6,925,289)
Oxagen Ltd.	12/20/00	2,210,700	2,143	(2,208,557)

		$24,397,613	$9,794,343	$(14,603,270)

F5 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units	Gross	Gross	Shares/Units
	November 30, 2008	Additions	Reductions	May 31, 2009

Art Advanced Research Technologies, Inc.	1,901,125	—	—	1,901,125
Art Advanced Research Technologies, Inc.	1,721,500	—	—	1,721,500
Art Advanced Research Technologies, Inc., Legend Shares	6,078,506	—	—	6,078,506
Art Advanced Research Technologies, Inc., Series 1	3,124,013	—	—	3,124,013
Art Advanced Research Technologies, Inc., Series 2	976,420	—	—	976,420
Art Advanced Research Technologies, Inc., Series 4, Legend Shares	8,304,084	—	—	8,304,084
Art Advanced Research Technologies, Inc., Series 5, Legend Shares	7,080,531	—	—	7,080,531
Ceres, Inc., Cv., Series C	600,000	—	—	600,000
Ceres, Inc., Cv., Series C-1	64,547	—	—	64,547
Ceres, Inc., Cv., Series D	459,800	—	—	459,800
Ceres, Inc., Cv., Series F	1,900,000	—	—	1,900,000
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15	380,000	—	—	380,000
Ceres Power Holdings plc	4,914,785	226,336	—	5,141,121
Marshall Edwards, Inc.	2,824,863	—	—	2,824,863
Marshall Edwards, Inc., Legend Shares	1,565,438	—	—	1,565,438
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp. 8/6/12	55,000	—	—	55,000
Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp. 7/11/10	355,403	—	—	355,403
Novogen Ltd.	7,633,456	—	—	7,633,456
OFI Liquid Assets Fund, LLC	8,976,200	202,231,417	211,207,617	—
Oppenheimer Institutional Money Market Fund, Cl. E	181,558,335	292,412,324	268,176,837	205,793,822
Ortivus AB, Cl. B	1,638,150	—	—	1,638,150
Oxagen Ltd.	214,287	—	—	214,287
Tyrian Diagnostics Ltd.	29,874,634	—	—	29,874,634

	Value	Income

Art Advanced Research Technologies, Inc.	$139,308	$—
Art Advanced Research Technologies, Inc.	126,146	—
Art Advanced Research Technologies, Inc., Legend Shares	445,414	—
Art Advanced Research Technologies, Inc., Series 1	228,918	—
Art Advanced Research Technologies, Inc., Series 2	71,549	—
Art Advanced Research Technologies, Inc., Series 4, Legend Shares	608,497	—
Art Advanced Research Technologies, Inc., Series 5, Legend Shares	518,839	—
Ceres, Inc., Cv., Series C	3,900,000	—
Ceres, Inc., Cv., Series C-1	419,556	—
Ceres, Inc., Cv., Series D	2,988,700	—
Ceres, Inc., Cv., Series F	12,350,000	—
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp. 9/6/15	—	—
Ceres Power Holdings plc	15,414,223	—
Marshall Edwards, Inc.	2,344,636	—
Marshall Edwards, Inc., Legend Shares	1,299,314	—
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp. 8/6/12	172,512	—
Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp. 7/11/10	179,509	—
Novogen Ltd.	4,921,458	—
OFI Liquid Assets Fund, LLC	—	495,027	[a]
F6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$205,793,822	$792,157
Ortivus AB, Cl. B	1,233,971	—
Oxagen Ltd.	2,143	—
Tyrian Diagnostics Ltd.	717,795	—

	$253,876,310	$1,287,184

a.	Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

6.	Rate shown is the 7-day yield as of May 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investment was determined based on the following inputs as of May 31, 2009:

	Investments in	Other Financial
Valuation Description	Securities	Instruments*

Level 1—Quoted Prices	$880,468,435	$—
Level 2—Other Significant Observable Inputs	1,468,565,388	—
Level 3—Significant Unobservable Inputs	19,660,399	—

Total	$2,368,694,222	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
F7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$513,507,950	21.7%
Japan	317,665,345	13.4
Switzerland	286,142,644	12.1
United States	245,833,309	10.4
France	212,548,910	9.0
Australia	178,705,127	7.5
Germany	72,970,766	3.1
Italy	64,871,711	2.7
Spain	63,652,327	2.7
India	59,980,746	2.5
The Netherlands	59,264,615	2.5
Sweden	56,127,829	2.4
Brazil	46,673,753	2.0
Norway	43,986,155	1.9
South Africa	35,956,317	1.5
Denmark	26,834,767	1.1
Jersey, Channel Islands	20,578,553	0.9
Finland	15,234,237	0.6
Ireland	11,918,340	0.5
Mexico	11,822,633	0.5
Bermuda	11,217,031	0.5
Lebanon	10,399,266	0.4
Canada	2,138,671	0.1
Luxembourg	663,220	0.0

Total	$2,368,694,222	100.0%

See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

May 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $2,006,660,741)	$2,114,817,912
Affiliated companies (cost $303,558,712)	253,876,310
2,368,694,222

Cash	230,799
Receivables and other assets:
Interest and dividends	7,734,735
Shares of beneficial interest sold	6,128,285
Other	130,393

Total assets	2,382,918,434

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	3,596,255
Investments purchased	3,227,709
Foreign capital gains tax	512,236
Distribution and service plan fees	451,987
Transfer and shareholder servicing agent fees	374,635
Trustees’ compensation	296,874
Shareholder communications	92,622
Other	188,910

Total liabilities	8,741,228

Net Assets	$2,374,177,206

Composition of Net Assets
Paid-in capital	$2,715,732,688
Accumulated net investment income	14,098,802
Accumulated net realized loss on investments and foreign currency transactions	(413,865,944)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	58,211,660

Net Assets	$2,374,177,206

F9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $963,822,279 and 47,438,095 shares of beneficial interest outstanding)	$20.32
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$21.56
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $70,522,986 and 3,625,844 shares of beneficial interest outstanding)	$19.45
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $165,699,866 and 8,536,377 shares of beneficial interest outstanding)	$19.41
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $60,140,843 and 3,003,022 shares of beneficial interest outstanding)	$20.03
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,113,991,232 and 55,128,077 shares of beneficial interest outstanding)	$20.21
See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended May 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,874,028)	$30,034,565
Affiliated companies	792,157
Income from investment of securities lending cash collateral, net—affiliated companies	495,027
Interest	11,274

Total investment income	31,333,023

Expenses
Management fees	7,166,694
Distribution and service plan fees:
Class A	936,338
Class B	308,700
Class C	718,023
Class N	117,263
Transfer and shareholder servicing agent fees:
Class A	1,718,745
Class B	238,419
Class C	338,781
Class N	162,891
Class Y	408,386
Shareholder communications:
Class A	46,905
Class B	14,568
Class C	9,842
Class N	3,132
Class Y	58,154
Custodian fees and expenses	112,146
Trustees’ compensation	41,793
Other	92,083

Total expenses	12,492,863
Less reduction to custodian expenses	(138)
Less waivers and reimbursements of expenses	(848,338)

Net expenses	11,644,387

Net Investment Income	19,688,636
F11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	$(106,768,497)
Foreign currency transactions	3,841,737

Net realized loss	(102,926,760)
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $512,236)	314,306,187
Translation of assets and liabilities denominated in foreign currencies	165,353,587

Net change in unrealized appreciation	479,659,774

Net Increase in Net Assets Resulting from Operations	$396,421,650

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	May 31, 2009	November 30,
	(Unaudited)	2008

Operations
Net investment income	$19,688,636	$35,325,937
Net realized loss	(102,926,760)	(61,576,808)
Net change in unrealized appreciation (depreciation)	479,659,774	(1,431,631,386)

Net increase (decrease) in net assets resulting from operations	396,421,650	(1,457,882,257)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(8,603,781)	(9,681,191)
Class B	—	—
Class C	(165,925)	(311,318)
Class N	(389,420)	(369,499)
Class Y	(19,803,162)	(10,088,234)

	(28,962,288)	(20,450,242)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	113,791,748	(45,627,743)
Class B	(5,930,145)	(34,278,489)
Class C	(4,978,401)	(13,795,338)
Class N	4,045,642	9,708,905
Class Y	(25,602,225)	677,808,446

	81,326,619	593,815,781
Net Assets
Total increase (decrease)	448,785,981	(884,516,718)
Beginning of period	1,925,391,225	2,809,907,943

End of period (including accumulated net investment income of $14,098,802 and $23,372,454, respectively)	$2,374,177,206	$1,925,391,225

See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	May 31, 2009			Year Ended November 30,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$17.02	$32.13	$27.03	$20.70	$18.19	$15.72

Income (loss) from investment operations:
Net investment income[1]	.16	.36	.27	.10	.10	.04
Net realized and unrealized gain (loss)	3.35	(15.25)	5.04	6.38	2.53	2.63

Total from investment operations	3.51	(14.89)	5.31	6.48	2.63	2.67

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.21)	(.22)	(.21)	(.15)	(.12)	(.20)

Net asset value, end of period	$20.32	$17.02	$32.13	$27.03	$20.70	$18.19

Total Return, at Net Asset Value[2]	20.84%	(46.64)%	19.78%	31.49%	14.51%	17.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$963,822	$700,394	$1,399,782	$1,115,664	$787,600	$686,313

Average net assets (in thousands)	$762,438	$1,167,188	$1,352,329	$924,048	$717,536	$598,265

Ratios to average net assets:[3]
Net investment income	1.90%	1.34%	0.88%	0.40%	0.52%	0.22%
Total expenses	1.46%[4]	1.26%[4]	1.20%[4]	1.28%[4]	1.49%	1.61%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.33%	1.25%	1.20%	1.28%	1.41%	1.43%

Portfolio turnover rate	9%	21%	8%	12%	26%	37%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	1.47%
Year Ended November 30, 2008	1.27%
Year Ended November 30, 2007	1.20%
Year Ended November 30, 2006	1.28%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Six Months
	Ended
	May 31, 2009				Year Ended November 30,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$16.16	$30.54	$25.69	$19.69	$17.33	$15.00
Income (loss) from investment operations:
Net investment income (loss)[1]	.08	.13	.02	(.08)	(.05)	(.09)
Net realized and unrealized gain (loss)	3.21	(14.51)	4.83	6.08	2.41	2.51

Total from investment operations	3.29	(14.38)	4.85	6.00	2.36	2.42

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	—	—	—	—	(.09)

Net asset value, end of period	$19.45	$16.16	$30.54	$25.69	$19.69	$17.33

Total Return, at Net Asset Value[2]	20.36%	(47.09)%	18.88%	30.47%	13.62%	16.25%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,523	$65,006	$164,175	$167,383	$160,347	$166,973

Average net assets (in thousands)	$61,995	$120,915	$167,676	$165,575	$162,953	$167,441

Ratios to average net assets:[3]
Net investment income (loss)	0.99%	0.49%	0.07%	(0.37)%	(0.25)%	(0.57)%
Total expenses	2.57%[4]	2.08%[4]	1.99%[4]	2.07%[4]	2.19%	2.24%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.12%	2.06%	1.99%	2.07%	2.19%	2.21%

Portfolio turnover rate	9%	21%	8%	12%	26%	37%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	2.58%
Year Ended November 30, 2008	2.09%
Year Ended November 30, 2007	1.99%
Year Ended November 30, 2006	2.07%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2009			Year Ended November 30,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$16.15	$30.52	$25.71	$19.71	$17.34	$15.01

Income (loss) from investment operations:
Net investment income (loss)[1]	.09	.15	.04	(.08)	(.04)	(.08)
Net realized and unrealized gain (loss)	3.19	(14.49)	4.82	6.09	2.41	2.52

Total from investment operations	3.28	(14.34)	4.86	6.01	2.37	2.44

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.02)	(.03)	(.05)	(.01)	—	(.11)

Net asset value, end of period	$19.41	$16.15	$30.52	$25.71	$19.71	$17.34

Total Return, at Net Asset Value[2]	20.32%	(47.03)%	18.91%	30.51%	13.67%	16.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$165,700	$143,472	$292,598	$220,735	$158,968	$144,529

Average net assets (in thousands)	$144,224	$241,776	$262,038	$188,347	$151,790	$131,125

Ratios to average net assets:[3]
Net investment income (loss)	1.06%	0.59%	0.13%	(0.34)%	(0.20)%	(0.52)%
Total expenses	2.24%[4]	2.01%[4]	1.94%[4]	2.03%[4]	2.13%	2.16%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.09%	2.00%	1.94%	2.03%	2.13%	2.16%

Portfolio turnover rate	9%	21%	8%	12%	26%	37%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	2.25%
Year Ended November 30, 2008	2.02%
Year Ended November 30, 2007	1.94%
Year Ended November 30, 2006	2.03%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER INTERNATIONAL GROWTH FUND

	Six Months
	Ended
	May 31, 2009			Year Ended November 30,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$16.74	$31.62	$26.61	$20.40	$17.94	$15.51

Income (loss) from investment operations:
Net investment income (loss)[1]	.14	.27	.16	.01	.05	—2
Net realized and unrealized gain (loss)	3.29	(15.00)	4.99	6.30	2.49	2.60

Total from investment operations	3.43	(14.73)	5.15	6.31	2.54	2.60

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.15)	(.14)	(.10)	(.08)	(.17)

Net asset value, end of period	$20.03	$16.74	$31.62	$26.61	$20.40	$17.94

Total Return, at Net Asset Value[3]	20.65%	(46.79)%	19.42%	31.05%	14.19%	16.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$60,141	$46,420	$76,909	$54,908	$36,980	$32,631

Average net assets (in thousands)	$48,808	$69,381	$66,468	$44,538	$33,383	$26,738

Ratios to average net assets:[4]
Net investment income (loss)	1.66%	1.06%	0.55%	0.06%	0.26%	(0.02)%
Total expenses	1.92%[5]	1.62%[5]	1.53%[5]	1.64%[5]	1.77%	1.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.57%	1.57%	1.53%	1.62%	1.67%	1.66%

Portfolio turnover rate	9%	21%	8%	12%	26%	37%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	1.93%
Year Ended November 30, 2008	1.63%
Year Ended November 30, 2007	1.53%
Year Ended November 30, 2006	1.64%
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	May 31, 2009		Year Ended November 30,
Class Y	(Unaudited)	2008	2007	2006	2005[1]

Per Share Operating Data
Net asset value, beginning of period	$17.02	$32.12	$27.07	$20.74	$20.71

Income (loss) from investment operations:
Net investment income[2]	.20	.49	.40	.25	.05
Net realized and unrealized gain (loss)	3.33	(15.23)	5.04	6.34	(.02)

Total from investment operations	3.53	(14.74)	5.44	6.59	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.36)	(.39)	(.26)	—

Net asset value, end of period	$20.21	$17.02	$32.12	$27.07	$20.74

Total Return, at Net Asset Value[3]	21.11%	(46.37)%	20.32%	32.11%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,113,991	$970,099	$876,444	$254,065	$6,731

Average net assets (in thousands)	$958,074	$881,407	$479,060	$142,489	$2,071

Ratios to average net assets:[4]
Net investment income	2.30%	1.92%	1.33%	1.03%	0.98%
Total expenses	0.85%[5]	0.79%[5]	0.74%[5]	0.77%[5]	0.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.84%	0.78%	0.74%	0.77%	0.85%

Portfolio turnover rate	9%	21%	8%	12%	26%

1.	For the period from September 7, 2005 (inception of offering) to November 30, 2005.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended May 31, 2009	0.86%
Year Ended November 30, 2008	0.80%
Year Ended November 30, 2007	0.74%
Year Ended November 30, 2006	0.77%
See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
F19 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
F20 | OPPENHEIMER INTERNATIONAL GROWTH FUND

     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investments in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Investment in OFI Liquid Assets Fund, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund’s Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC (“LAF”) is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under
F21 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund’s investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF’s expenses, including its management fee of 0.08%.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended November 30, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of November 30, 2008, the Fund had available for federal income tax purposes post-October losses of $12,442,764, post-October passive foreign investment company losses of $23,215 and unused capital loss carryforwards as follows:

Expiring

2010	$55,861,629
2011	175,613,980
2016	32,324,776

Total	$263,800,385

As of May 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $379,193,124 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
F22 | OPPENHEIMER INTERNATIONAL GROWTH FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,364,942,024

Gross unrealized appreciation	$288,267,683
Gross unrealized depreciation	(284,003,249)

Net unrealized appreciation	$4,264,434

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended May 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$11,468
Payments Made to Retired Trustees	20,669
Accumulated Liability as of May 31, 2009	206,243
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and
F23 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F24 | OPPENHEIMER INTERNATIONAL GROWTH FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended May 31, 2009		Year Ended November 30, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	13,655,853	$237,322,108	14,246,969	$377,551,461
Dividends and/or distributions reinvested	431,926	7,407,537	276,556	8,296,675
Redeemed	(7,793,504)	(130,937,897)[1]	(16,943,621)	(431,475,879)[2]

Net increase (decrease)	6,294,275	$113,791,748	(2,420,096)	$(45,627,743)

Class B
Sold	596,933	$9,933,497	928,235	$24,318,136
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	(992,693)	(15,863,642)[1]	(2,283,089)	(58,596,625)[2]

Net decrease	(395,760)	$(5,930,145)	(1,354,854)	$(34,278,489)

Class C
Sold	1,432,002	$23,536,147	2,380,576	$60,705,326
Dividends and/or distributions reinvested	8,247	135,578	8,834	253,191
Redeemed	(1,788,957)	(28,650,126)[1]	(3,091,508)	(74,753,855)[2]

Net decrease	(348,708)	$(4,978,401)	(702,098)	$(13,795,338)

Class N
Sold	772,742	$13,100,593	1,403,933	$36,705,934
Dividends and/or distributions reinvested	20,683	349,954	11,297	334,170
Redeemed	(564,083)	(9,404,905)[1]	(1,074,103)	(27,331,199)[2]

Net increase	229,342	$4,045,642	341,127	$9,708,905

Class Y
Sold	7,419,731	$127,361,540	39,384,193	$893,904,585
Dividends and/or distributions reinvested	1,104,677	18,801,599	315,529	9,421,684
Redeemed	(10,394,745)	(171,765,364)[1]	(9,985,749)	(225,517,823)[2]

Net increase (decrease)	(1,870,337)	$(25,602,225)	29,713,973	$677,808,446

1.	Net of redemption fees of $2,081, $169, $394, $133 and $2,614 for Class A, Class B, Class C, Class N and Class Y, respectively.

2.	Net of redemption fees of $37,832, $3,919, $7,836, $2,249 and $28,568 for Class A, Class B, Class C, Class N and Class Y, respectively.
F25 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF and LAF, for the six months ended May 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$240,785,452	$171,863,456
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.80%
Next $250 million	0.77
Next $500 million	0.75
Next $1 billion	0.69
Next $3 billion	0.67
Over $5 billion	0.65
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2009, the Fund paid $2,078,808 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F26 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2009 were as follows:

Class B	$1,414,638
Class C	4,469,746
Class N	704,597
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

May 31, 2009	$111,477	$3,570	$84,963	$7,078	$1,313
Waivers and Reimbursements of Expenses. The Manager has agreed to reimburse the Fund all of the costs incurred by the Fund in connection with the pending reorganization as described below. During the six months ended May 31, 2009, the Manager reimbursed the Fund $10,892 for reorganization-related costs.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended May 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$454,231
Class B	135,230
Class C	98,572
Class N	81,345
F27 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended May 31, 2009, the Manager waived $68,068 for IMMF management fees.
5. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
     As of May 31, 2009, the Fund had no outstanding forward contracts.
6. Iliquid or Restricted Securities
As of May 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
F28 | OPPENHEIMER INTERNATIONAL GROWTH FUND

7. Securities Lending
The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
     As of May 31, 2009, the Fund had no securities on loan.
8. Pending Agreement and Plan of Reorganization
The Board of Trustees of Oppenheimer Baring Japan Fund (“Baring Japan”) has determined that it is in the best interest of the shareholders of Baring Japan that Baring Japan reorganize with and into the Fund. The Board of Baring Japan unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) to be entered into between Baring Japan and the Fund. Pursuant to the Agreement, the Fund will acquire substantially all of the assets and assume certain liabilities of Baring Japan in exchange for shares of the Fund (the “Reorganization”). If the Reorganization takes place, the shareholders of Baring Japan will receive shares of the Fund equal in value to the value of the net assets of the shares of Baring Japan they held immediately prior to the Reorganization.
     The Reorganization is conditioned upon, among other things, approval by the shareholders of Baring Japan. The shareholder meeting is scheduled for July 31, 2009. If approved by the shareholders and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place on or about August 7, 2009.
9. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain of the funds in the Oppenheimer family of funds (the “Defendant Funds”) advised by the Manager and distributed by the Distributor. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on
F29 | OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
9. Pending Litigation Continued

behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Additionally, a complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief, and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it and that no estimate can be made with any degree of certainty as to the amount or range of any potential loss. The Manager also believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund.
F30 | OPPENHEIMER INTERNATIONAL GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at
1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
17 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a) (1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b) Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Growth Fund

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	07/13/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer
Date:	07/13/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date:	07/13/2009